Label		Element	Value
IQ Bear U.S. Large Cap ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	IQ BEAR U.S. LARGE CAP ETF
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The IQ Bear U.S. Large Cap ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's “Financial Highlights” section of the Prospectus, which reflects the Fund's operating expenses and do not include Acquired Fund Fees and Expenses.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the U.S. large capitalization equity market (the “U.S. Market”), investors should not expect the Fund's returns to track the returns of the U.S. Market or the inverse thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund's returns over time are likely to differ from the returns of the U.S. Market or the inverse thereof for that period because the Fund's returns will be compounded over that period. Moreover, the Fund may lose money when the U.S. Market returns are flat over time, and it is possible that the Fund will lose money over time even if the U.S. Market falls. Longer holding periods, higher market volatility and short exposure each may exacerbate the impact of compounding on a fund's returns. During periods of higher U.S. Market volatility, such volatility may affect the Fund's returns as much as or more than the returns of the U.S. Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund's statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of short exposure. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having long exposure to the U.S. Market, adding short exposure to a diversified basket of U.S. Market securities can help protect the investor's capital during periods when the U.S. Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the U.S. Market is rising, a short U.S. Market position can detract from, and potentially completely offset, the investor's portfolio returns. By using a dynamic allocation process, the Fund seeks to outperform the inverse of the U.S. Market performance in both rising and falling markets. In other words, when the U.S. Market is down in a given period, the Fund seeks to be up more than the inverse of the return of the U.S. Market during the same period and, conversely, when the U.S. Market is up in a given period, the Fund seeks to be down less than the inverse of the return of the U.S. Market during the same period.

Investment Process

The Fund invests primarily in short positions in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily U.S. large capitalization equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund's investment process first breaks down all large capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the short weighting for each sector in the portfolio. Under normal circumstances, all sectors will be included in the Fund's portfolio. The Fund seeks to maintain short exposure of approximately 100% of the net assets of the Fund.

To implement its strategy, the Fund will hold short positions in ETFs providing exposure to the sectors listed above (“Underlying ETFs”).

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, at least 80% of the Fund's assets will be invested in equity securities of U.S. large capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “large capitalization companies” to have market capitalizations of at least $5 billion.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund.

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions entirely for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Compounding Risk

As the Fund utilizes short positions in seeking capital appreciation, the effect of compounding on short positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds short positions indirectly through ETFs may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in short positions in ETFs. Through its short positions in ETFs, the Fund will be subject to the risks associated with such vehicles' investments, including the possibility that the value of the securities or instruments held by an ETF could increase.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer's securities may appreciate in value.

Large Capitalization Companies Risk

The Fund is subject to the risk that large capitalization company stocks may outperform other segments of the equity market or the equity market as a whole.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund's principal investment strategy is to sell securities short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Rising Stock Market Risk

The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
IQ Bear U.S. Large Cap ETF | IQ Bear U.S. Large Cap ETF
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expenses on Short Positions		rr_Component1OtherExpensesOverAssets	0.40%
Miscellaneous Other Expenses		rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	[1]	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.44%
Fee Waiver and Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 456

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's “Financial Highlights” section of the Prospectus, which reflects the Fund's operating expenses and do not include Acquired Fund Fees and Expenses.
[3]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least August 28, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) (“Operating Expenses”) of the Fund are limited to 1.15% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.